Shareholders' Equity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity (Details) [Line Items]
Expected dividend yield	0.00%
Unrecognized compensation costs	$ 8,997
Recognized over weighted average period	2 years 6 months
Warrants, description	During the year ended December 31, 2021, 580,028 D-2 Warrants were exercised into 115,982 Ordinary shares on a cashless basis. In addition, 68,491 D-2 Warrants were exercised into 68,491 Ordinary shares for a total consideration of $632. As of December 31, 2021, no D-2 Warrants are outstanding.	During the year ended December 31, 2020, 2,106,879 D-2 Warrants were exercised into 885,377 Ordinary shares on a cashless basis. As of December 31, 2020, 648,519 D-2 Warrants were outstanding. In addition, 53,775 A Warrants were exercised into 53,775 Ordinary shares for a total consideration of $13.
Warrants outstanding	0
2012 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Stock option vesting period	The options granted generally have a four-year vesting period and expire ten years after the date of grant.
Stock options available for future grants	378,231
Officers [Member] | 2012 Share Option Plan [Member]
Shareholders' Equity (Details) [Line Items]
Share option plan grant	3,672,094